Summary of Significant Accounting Policies (Tables)	4 Months Ended
Sep. 30, 2020
Earnings Per Share Reconciliation [Abstract]
Summary Of Basic and Diluted Loss Per Ordinary Share

The Company’s net loss is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Three Months Ended September 30,	For the Period from June 4, 2020 (Inception) Through September 30,
	2020	2020
Net loss	$(54,514)	$(59,514)
Less: Income attributable to ordinary shares subject to possible redemption	(1,659)	(1,659)

Adjusted net loss	$(56,173)	$(61,173)

Weighted average shares outstanding, basic and diluted	5,413,908	5,409,457

Basic and diluted net loss per ordinary share	$(0.01)	$(0.01)